Deferred revenue and deferred platform commission fees	12 Months Ended
Dec. 31, 2023
Deferred revenue and deferred platform commission fees
Deferred revenue and deferred platform commission fees

26.  Deferred revenue and deferred platform commission fees

Deferred revenue is associated with the portion of in-game purchases revenue that is recognized over time and is expected to be recognized over an estimated average playing period of the paying users.

The tables below summarize the change in deferred revenue and platform commission fees for the years ended December 31, 2023 and 2022:

2022
Liabilities (Deferred Revenue)
January 1,2022	422,681

Deferred during the year	330,805
Released to profit or loss	(361,047)

December 31,2022	392,439

Current portion	295,552
Non-current portion	96,887

Assets (Deferred platform commission fees)
January 1, 2022	116,533

Deferred during the year	87,860
Released to profit or loss	(109,711)

December 31, 2022	94,682

2023
Liabilities (Deferred Revenue)
January 1, 2023	392,439
Deferred during the year	305,115
Released to profit or loss	(348,032)
December 31, 2023	349,522
Current portion	234,178
Non-current portion	115,344
Assets (Deferred platform commission fees)
January 1, 2023	94,682
Deferred during the year	74,250
Released to profit or loss	(94,936)
December 31, 2023	73,996

The amount of revenue from in-game purchases recognized at a point in time was 86,294 for the year ended December 31, 2023 and 98,613 for the year ended December 31, 2022. The amount of related platform commissions expenses recognized was 14,084 for the year ended December 31, 2023 and 19,912 for the year ended December 31, 2022.